Options (Details 2) - shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2018
Expired	44,900	329,694
Cancelled	156,572		28,432
Options Exercisable	1,489,500	1,231,309		1,122,189
Option [Member]
Expired	(44,900)
Cancelled	(156,572)
Options Outstanding, Ending	2,353,829
Options Exercisable		1,231,309